Debt - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 13, 2024	Dec. 13, 2023	May 31, 2020	Jun. 30, 2018
Debt Instrument [Line Items]
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001
Convertible Senior Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 65,000,000
Debt instrument, cash interest rate					5.00%
Debt instrument, paid in kind interest rate					5.00%
Debt, accrued PIK interest		$ 3,309,000	$ 0
Debt issuance costs, net					$ 116,000
Debt instrument, initial conversion rate per principal amount					$ 1,000
Debt instrument, initial conversion rate per principal amount, percentage					115.00%
Debt instrument, initial conversion price				$ 1.214	$ 2.023
Common stock, par or stated value per share (in dollars per share)					$ 0.001
Derivative, underlying investment, fair value					$ 14,740,000
Embedded derivative, gain on embedded derivative		11,389,000	432,000
Revolver | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 35,000,000
Revolver amendment fee and expense		77,000	138,000
Revolver | Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, unused borrowing capacity, amount		$ 8,608,000	20,473,000
Revolver | Revolver | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage		0.90%
Revolver | Revolver | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin percentage		2.30%
Revolver | Revolver | Revolving Credit Facility | 30 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		30 days
Revolver | Revolver | Revolving Credit Facility | 90 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		90 days
Revolver | Revolver | Revolving Credit Facility | 180 Days
Debt Instrument [Line Items]
Line of credit facility, elected period duration		180 days
Revolver | Revolver | Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
Revolver | Revolver | Revolving Credit Facility | Prime Rate or Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		0.50%
Revolver | Revolver | Revolving Credit Facility | 6.73% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 3,000,000
Line of credit facility, interest rate during period		6.73%
Revolver | Revolver | Revolving Credit Facility | 7.62% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 3,000,000
Line of credit facility, interest rate during period		7.62%
Revolver | Revolver | Revolving Credit Facility | 7.67% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 3,000,000
Line of credit facility, interest rate during period		7.67%
Revolver | Revolver | Revolving Credit Facility | 7.17% Annual Interest Rate
Debt Instrument [Line Items]
Interest costs incurred		$ 2,000,000
Line of credit facility, interest rate during period		7.17%
The Credit Facility Mature On March 2024 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							74,000,000
The Credit Facility Mature On January 2028 | Revolver
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 50,000,000
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Debt instrument, face amount						$ 5,396,000
Debt instrument, interest rate, stated percentage						1.00%
Debt instrument, decrease, forgiveness	$ 4,923,000
Repayments of debt		$ 196,000	196,000
Interest receivable		$ 2,000	$ 4,000